Allowance for Loan Losses - Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	$ 5,016	$ 6,107	$ 6,627
Recorded Investment With No Allowance	1,092	2,802	3,923
Recorded Investment With Allowance	3,386	2,767	2,166
Related Allowance	154	194	139
Average Recorded Investment	5,266	5,767	5,777
Interest Income	205	263	287
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	1,258	1,593	1,671
Recorded Investment With No Allowance	93	1,305	1,552
Recorded Investment With Allowance	1,165	288	119
Related Allowance	38	9	9
Average Recorded Investment	1,503	1,650	887
Interest Income	51	72	64
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	632	689	831
Recorded Investment With No Allowance	47	101	190
Recorded Investment With Allowance	47	50	103
Related Allowance	4	3	5
Average Recorded Investment	132	208	296
Interest Income	3	5	6
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance			6
Recorded Investment With Allowance			6
Average Recorded Investment		3	9
Interest Income			1
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	3,005	3,701	3,994
Recorded Investment With No Allowance	901	1,319	2,072
Recorded Investment With Allowance	2,104	2,382	1,922
Related Allowance	110	171	123
Average Recorded Investment	3,505	3,762	4,434
Interest Income	145	179	201
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	83	35	35
Recorded Investment With No Allowance	51	22	35
Recorded Investment With Allowance	32	13
Related Allowance	1	1
Average Recorded Investment	54	66	49
Interest Income	3	1	1
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	7	44	29
Recorded Investment With No Allowance		10	13
Recorded Investment With Allowance	7	34	16
Related Allowance		10	2
Average Recorded Investment	32	25	31
Interest Income		2	8
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	31	45	61
Recorded Investment With No Allowance		45	61
Recorded Investment With Allowance	31
Related Allowance	1
Average Recorded Investment	40	53	71
Interest Income	$ 3	$ 4	$ 6